UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450

Franklin Templeton Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period:  7/31/16

Item 1. Schedule of Investments.

				FRANKLIN TEMPLETON GLOBAL TRUST

Statement of Investments, July 31, 2016 (unaudited)
Templeton Hard Currency Fund
							Principal
							Amount		Value

Foreign Government and Agency Securities 49.0%
Government of Singapore, senior bond, 3.75%, 9/01/16						11,800,000		SGD	$8,830,207
[a] Hong Kong Treasury Bill,
8/31/16						67,000,000		HKD	8,634,984
9/07/16						40,000,000		HKD	5,154,982
11/02/16						42,000,000		HKD	5,410,078
[a] Singapore Treasury Bill, 11/01/16						14,400,000		SGD	10,726,485
Total Foreign Government and Agency Securities (Cost $37,613,650)									38,756,736

							Shares

Money Market Funds (Cost $38,921,643) 49.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio						38,921,643			38,921,643
Total Investments (Cost $76,535,293) 98.3%									77,678,379
Other Assets, less Liabilities 1.7%									1,322,964
Net Assets 100.0%									$79,001,343

[a]The security is traded on a discount basis with no stated coupon rate.
[b]Non-income producing.
[c]See Note 6 regarding investments in affiliated management investment companies.

				Contract		Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount		Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
South Korean Won	DBAB	Buy	10,640,940,000	8,799,620		8/04/16	$765,778		$—
South Korean Won	DBAB	Sell	10,640,940,000	8,628,722		8/04/16	—		(936,675)
Mexican Peso	MSCO	Buy	73,028,700	4,368,529		8/08/16	—		(479,107)
Mexican Peso	JPHQ	Buy	13,066,100	771,772		8/22/16	—		(76,935)
Danish Krone.	JPHQ	Buy	59,471,200	8,000,000	EUR	9/09/16	—		(5,076)
Danish Krone.	JPHQ	Buy	59,471,200	8,888,384		9/09/16	62,689		—
Danish Krone.	JPHQ	Sell	59,471,200	7,993,387	EUR	9/09/16	—		(2,327)
Swiss Franc	JPHQ	Buy	8,776,560	8,000,000	EUR	9/09/16	121,449		—
Swiss Franc	JPHQ	Buy	8,776,560	8,966,012		9/09/16	111,587		—
Swiss Franc	JPHQ	Sell	8,776,560	8,056,473	EUR	9/09/16	—		(58,227)
Mexican Peso	DBAB	Buy	5,075,428	286,846		10/18/16	—		(18,606)
Mexican Peso	DBAB	Buy	31,456,000	1,677,564		10/21/16	—		(15,634)
Mexican Peso	DBAB	Buy	83,836,169	4,337,101		12/16/16	64,606		—
Malaysian Ringgit	HSBC	Buy	17,816,100	4,351,971		1/31/17	43,708		—
Total Forward Exchange Contracts							$1,169,817		$(1,592,587)
Net unrealized appreciation (depreciation)									$(422,770)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 5.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TEMPLETON GLOBAL TRUST

Notes to Statement of Investments (unaudited)

Templeton Hard Currency Fund

1. ORGANIZATION

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Templeton Hard Currency Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Effective August 19, 2016, the Fund was renamed Templeton Global Currency Fund and implemented changes to the investment strategies.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|2

FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is

|3

FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$76,670,982

Unrealized appreciation	$1,149,412
Unrealized depreciation	(142,015)
Net unrealized appreciation (depreciation)	$1,007,397

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	76,693,170	12,717,873	-50,489,400	38,921,643	$38,921,643	$—	$—	0.2%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

|4

FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$38,756,736	$—	$38,756,736
Money Market Funds	38,921,643	—	—	38,921,643
Total Investments in Securities	$38,921,643	$38,756,736	$—	$77,678,379

Other Financial Instruments:
Forward Exchange Contracts	$—	$1,169,817	$—	$1,169,817

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,592,587	$—	$1,592,587

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure, other than those disclosed in the Statement of Investments.

Abbreviations

Counterparty		Currency
DBAB	Deutsche Bank AG	EUR	Euro
HSBC	HSBC Bank USA, N.A.	HKD	Hong Kong Dollar
JPHQ	JP Morgan Chase Bank, N.A.	SGD	Singapore Dollar
MSCO	Morgan Stanley & Co.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|5

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/LAURA F. FERGERSON___

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON___

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

By /s/MARK H. OTANI_________

      Mark H. Otani

      Chief Financial Officer and

Chief Accounting Officer

Date  September 26, 2016